Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,930,588	$ 2,905,077
Accumulated amortization of intangible assets	2,138,027	2,031,027
Intangible assets, net	792,561	874,050
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	172,754	175,649
Accumulated amortization of intangible assets	145,425	139,345
Software development costs
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,118,611	1,083,801
Accumulated amortization of intangible assets	870,714	823,006
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,595,439	1,599,386
Accumulated amortization of intangible assets	1,077,992	1,026,285
Computer software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	43,784	46,241
Accumulated amortization of intangible assets	$ 43,896	$ 42,391